Fair values of financial assets and liabilities - Schedule of Movement in Level 3 Financial Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 839,272
At 31 December	873,080	£ 839,272
Level 3 £m | Excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	22	42
(Gains) losses recognised in the income statement within other income	(2)	2
Redemptions	(3)	(3)
Transfers out of the level 3 portfolio	0	(19)
At 31 December	17	22
(Gains) losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ (2)	£ 3